United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—69.2%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$$1,428,206
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,591,931
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,407,257
2,365,000		RPM International, Inc., 6.500%, 02/15/2018	2,523,661
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,515,349
438,000		Rohm & Haas Co., 6.000%, 09/15/2017	458,239
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,188,151
		TOTAL	11,112,794
		Basic Industry - Metals & Mining—2.7%
2,500,000		Alcoa, Inc., 5.870%, 02/23/2022	2,718,750
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,671,563
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,035,000
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	855,875
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,380,063
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,083,385
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	942,743
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,180,600
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.700%, 03/15/2023	1,045,326
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,885,063
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,509,098
1,080,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	1,203,139
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,335,121
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,232,331
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,591,222
		TOTAL	33,669,279
		Basic Industry - Paper—0.8%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 08/15/2047	3,264,928
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	2,269,303
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
1,250,000		Westvaco Corp., 7.650%, 03/15/2027	1,362,996
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	3,069,723
		TOTAL	9,966,950
		Capital Goods - Aerospace & Defense—1.3%
2,940,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	3,137,480
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	2,029,862
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,145,437
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	684,125
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,889,837
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,588,427
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	2,269,075
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	802,434
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	744,483
		TOTAL	16,291,160
		Capital Goods - Building Materials—0.6%
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	2,096,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$3,570,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	$4,153,695
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,076,500
		TOTAL	7,326,445
		Capital Goods - Construction Machinery—0.2%
2,730,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	2,960,327
		Capital Goods - Diversified Manufacturing—1.3%
859,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	917,503
1,575,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 01/10/2039	2,414,237
816,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	932,190
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.500%, 01/13/2017	2,117,854
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,148,001
3,970,000		Pentair Ltd., Company Guarantee, 5.000%, 5/15/2021	4,276,861
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	722,355
2,400,000		Valmont Industries, Inc., 5.25%, 10/01/2054	2,295,391
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,694,276
		TOTAL	16,518,668
		Capital Goods - Packaging—0.4%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,876,194
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,142,760
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	1,016,740
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	1,105,646
		TOTAL	5,141,340
		Communications - Cable & Satellite—1.5%
1,400,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 07/23/2025	1,546,360
1,235,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	1,523,037
900,000		Comcast Corp., 7.050%, 03/15/2033	1,288,996
1,480,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	1,509,686
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,541,477
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,387,628
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,712,771
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.400%, 04/30/2040	1,785,885
1,310,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,426,519
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,236,243
360,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	418,403
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	3,110,413
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	260,683
		TOTAL	18,748,101
		Communications - Media & Entertainment—3.8%
2,000,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	2,571,354
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	1,092,946
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,220,642
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	4,247,640
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,559,291
1,900,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	2,091,862
4,380,000		Grupo Televisa S.A., 6.625%, 03/18/2025	5,473,533
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	822,350
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	3,013,686
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	483,911
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	3,116,638

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.250%, 05/08/2023	$1,702,889
920,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	1,003,809
1,500,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	1,687,318
2,135,000		Time Warner, Inc., 4.850%, 7/15/2045	2,459,881
2,310,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	3,050,226
2,000,000		Viacom, Inc., 4.850%, 12/15/2034	2,025,102
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.200%, 04/01/2019	1,329,558
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	683,115
2,950,000		WPP Finance 2010, 3.750%, 09/19/2024	3,156,429
2,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,740,403
		TOTAL	46,532,583
		Communications - Telecom Wireless—0.7%
2,900,000		American Tower Corp., 3.450%, 09/15/2021	3,044,759
950,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	987,689
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,562,473
1,500,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,657,938
490,000		Crown Castle International, Sr. Unsecd. Note, 2.250%, 09/01/2021	489,822
1,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	1,076,509
		TOTAL	8,819,190
		Communications - Telecom Wirelines—2.8%
3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,267,322
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	3,042,836
1,250,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,379,984
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,216,310
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	1,118,646
3,080,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,930,268
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	3,084,780
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 04/27/2018	3,180,777
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	6,392,273
1,970,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	2,252,772
4,880,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,712,455
		TOTAL	34,578,423
		Consumer Cyclical - Automotive—1.5%
1,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	1,000,472
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	3,257,490
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 01/16/2018	2,879,791
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.250%, 09/20/2022	952,275
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	982,539
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	1,202,223
1,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,270,858
2,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,294,415
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	1,612,617
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,700,267
		TOTAL	18,152,947
		Consumer Cyclical - Leisure—0.3%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3,074,887
		Consumer Cyclical - Lodging—0.8%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/01/2022	1,100,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	3,175,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—continued
$3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	$4,060,004
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,059,564
		TOTAL	10,395,068
		Consumer Cyclical - Retailers—1.5%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,705,207
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,151,148
1,280,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,359,332
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.300%, 01/13/2017	1,416,735
620,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	640,275
1,215,567	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,344,296
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	781,785
1,685,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,859,482
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,233,049
1,000,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	1,034,036
1,420,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	1,555,249
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,266,464
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	954,986
1,340,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	1,358,689
		TOTAL	18,660,733
		Consumer Cyclical - Services—1.7%
2,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	2,039,780
1,460,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	1,535,898
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,875,208
900,000		Expedia, Inc., 4.50%, 8/15/2024	948,876
1,090,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,222,880
1,800,000	[1,2]	Expedia, Inc., Series 144A, 5.000%, 02/15/2026	1,902,316
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,360,827
2,220,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	2,373,475
		TOTAL	21,259,260
		Consumer Non-Cyclical - Food/Beverage—3.6%
3,000,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	3,094,677
3,270,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	3,497,922
2,120,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,574,335
980,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.750%, 07/15/2026	977,034
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,698,572
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,739,437
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,917,767
500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	520,254
710,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	721,031
2,735,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	2,979,646
1,470,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,596,676
1,465,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,763,202
1,600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,671,250
910,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	997,783
610,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	643,033
1,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	2,044,485
470,000		PepsiCo, Inc., 2.15%, 10/14/2020	482,095
2,250,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	2,393,077
1,080,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,307,946

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.450%, 01/15/2017	$2,370,755
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,274,151
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,218,624
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,859,484
		TOTAL	44,343,236
		Consumer Non-Cyclical - Health Care—0.9%
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	1,675,904
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	1,735,444
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	287,421
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,068,414
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,583,776
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	891,689
1,405,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2026	1,438,830
575,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	612,024
540,000		Zimmer Biomet Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	666,527
1,350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/01/2025	1,408,159
		TOTAL	11,368,188
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	832,742
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	792,878
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	3,023,586
2,390,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	2,604,718
2,100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,272,309
2,135,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,473,694
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.500%, 02/01/2025	1,968,902
1,410,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/01/2026	1,530,507
2,250,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.15%, 10/01/2026	2,270,201
2,350,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 4.100%, 10/01/2046	2,411,065
		TOTAL	20,180,602
		Consumer Non-Cyclical - Products—0.4%
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.150%, 05/15/2021	3,000,551
2,220,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	2,426,216
		TOTAL	5,426,767
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.900%, 04/15/2038	1,369,692
		Consumer Non-Cyclical - Tobacco—0.4%
250,000		Altria Group, Inc., 9.250%, 08/06/2019	305,407
3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	3,927,702
950,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	1,240,162
		TOTAL	5,473,271
		Energy - Independent—1.3%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,803,015
5,890,000		Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,157,106
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,528,707
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,183,015
440,000		XTO Energy, Inc., 6.375%, 06/15/2038	630,659
775,000		XTO Energy, Inc., 6.750%, 08/01/2037	1,155,347
		TOTAL	16,457,849

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—2.4%
$1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	$1,823,341
2,000,000		BP Capital Markets PLC, 1.375%, 05/10/2018	2,004,516
1,785,000		BP Capital Markets PLC, 3.119%, 5/04/2026	1,845,103
1,480,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,674,618
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,368,765
2,100,000		Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,138,757
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,508,202
450,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	452,461
4,650,000		Petro-Canada, Bond, 5.350%, 07/15/2033	5,248,148
220,000		Petro-Canada, Deb., 7.000%, 11/15/2028	291,345
1,000,000		Petroleos Mexicanos, 6.500%, 06/02/2041	1,065,100
4,180,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,504,995
2,350,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	2,419,701
660,000		Shell International Finance BV, Sr. Unsecd. Note, Series 30 year, 4.000%, 05/10/2046	693,347
		TOTAL	29,038,399
		Energy - Midstream—1.9%
1,652,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 06/01/2025	1,789,600
1,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 06/01/2045	1,206,984
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	3,357,446
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,058,326
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,590,672
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	911,739
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,723,952
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,282,294
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,147,850
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,196,406
3,100,000		Williams Partners LP, 5.250%, 03/15/2020	3,337,872
		TOTAL	23,603,141
		Energy - Oil Field Services—0.4%
700,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	693,221
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,383,755
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,217,638
210,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	212,220
990,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	873,675
		TOTAL	5,380,509
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	887,841
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	811,399
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,096,977
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,579,336
		TOTAL	8,375,553
		Financial Institution - Banking—11.2%
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,093,754
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,076,353
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,493,098
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	5,031,865
6,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	7,374,842
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	2,003,265
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 07/01/2020	9,490,765

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	$2,189,678
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	5,129,853
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,744,508
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,659,120
1,200,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	1,255,865
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,009,020
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,946,482
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,502,496
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	1,969,202
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	1,486,451
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	1,107,050
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,622,692
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,636,970
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	1,037,124
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,556,771
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,661,549
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	5,576,311
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,553,680
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,958,472
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,183,416
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	764,425
7,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	7,930,185
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,913,387
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	4,517,734
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,257,736
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,569,953
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,587,644
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,561,788
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,587,170
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	8,190,520
2,000,000		PNC Bank National Association, Series MTN, 2.15%, 4/29/2021	2,028,304
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.302%, 03/29/2049	474,375
3,564,854	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,688,386
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	923,639
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,752,739
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 09/01/2016	1,130,000
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	1,898,679
3,550,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,914,770
		TOTAL	139,042,086
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,770,640
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,853,144
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	634,589
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,745,763
3,725,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	4,277,339
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,493,563
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.600%, 08/15/2019	3,520,453
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	821,068
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	1,189,678

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	$2,592,562
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	1,027,899
		TOTAL	25,926,698
		Financial Institution - Finance Companies—1.9%
783,000		Discover Bank, Sub., Series BKNT, 8.700%, 11/18/2019	909,023
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,605,108
2,236,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,444,549
5,606,000		GE Capital International Funding Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	6,430,076
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	3,546,332
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,550,250
2,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,218,044
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,424,480
		TOTAL	23,127,862
		Financial Institution - Insurance - Health—0.8%
2,010,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	2,050,974
1,310,000		Aetna, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2046	1,367,780
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	2,111,320
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,868,426
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,422,224
740,000		Wellpoint, Inc., 5.850%, 01/15/2036	932,893
		TOTAL	9,753,617
		Financial Institution - Insurance - Life—2.0%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,874,612
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	3,342,243
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,245,531
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	839,981
2,360,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	3,765,970
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,612,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	983,088
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	5,175,984
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,331,307
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,007,845
		TOTAL	25,179,061
		Financial Institution - Insurance - P&C—1.5%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,286,517
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	1,150,548
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	1,042,404
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	804,511
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,281,881
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	942,133
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	3,082,899
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.950%, 05/01/2022	1,517,121
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,465,888
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 07/01/2046	1,364,047
		TOTAL	17,937,949
		Financial Institution - REIT - Apartment—0.6%
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,105,184
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,216,916
920,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	1,015,643

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$1,600,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	$1,610,141
		TOTAL	6,947,884
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	1,339,751
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	527,080
1,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,135,379
2,300,000		Healthcare Trust of America, 3.700%, 04/15/2023	2,378,425
		TOTAL	5,380,635
		Financial Institution - REIT - Office—0.3%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,513,246
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	1,571,296
		TOTAL	3,084,542
		Financial Institution - REIT - Other—0.5%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,354,103
370,000		Liberty Property LP, 6.625%, 10/01/2017	388,452
1,000,000		ProLogis LP, Sr. Unsecd. Note, 4.250%, 08/15/2023	1,110,306
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,979,949
		TOTAL	5,832,810
		Financial Institution - REIT - Retail—0.9%
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,666,555
380,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	398,637
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.750%, 08/15/2019	569,540
1,700,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,874,400
1,860,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,861,525
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,440,132
1,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	1,136,820
		TOTAL	10,947,609
		Municipal Services—0.5%
1,807,749	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,206,521
2,880,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	3,423,254
		TOTAL	5,629,775
		Sovereign—0.1%
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,219,636
		Technology—3.3%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,998,032
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,557,158
920,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	1,005,620
1,400,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,500,562
1,250,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 06/15/2026	1,342,417
1,565,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 8.35%, 07/15/2046	1,828,322
1,620,000		Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,681,435
2,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,107,152
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,356,123
2,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,705,695
1,565,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	1,664,279
1,240,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	1,296,789
1,030,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 4.900%, 10/15/2025	1,100,341
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,655,153
1,625,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	1,979,131

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,325,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	$3,461,648
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	1,005,065
1,290,000		Microsoft Corp., Sr. Unsecd. Note, 3.700%, 08/08/2046	1,343,821
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	2,131,273
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/01/2040	954,343
445,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	492,385
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,473,643
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,714,857
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	212,571
		TOTAL	40,567,815
		Transportation - Airlines—0.2%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	2,614,593
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	4,159,993
817,481		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	893,793
2,265,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 02/01/2025	2,322,425
1,325,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	1,351,762
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	852,189
		TOTAL	9,580,162
		Transportation - Services—1.0%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,662,149
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	5,455,681
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	958,122
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,776,225
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 03/01/2018	937,230
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,219,427
		TOTAL	12,008,834
		Utility - Electric—3.3%
990,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	1,062,979
300,000		Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	318,119
347,507		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	285,390
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,780,383
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.150%, 09/15/2017	1,240,108
1,233,000		Consolidated Edison Co., 4.625%, 12/01/2054	1,462,238
400,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	399,431
1,210,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	1,206,740
1,330,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,339,867
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	142,123
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	4,982,500
840,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 3.550%, 06/15/2026	885,835
1,280,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 06/15/2046	1,415,098
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,396,446
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	984,532
1,055,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,153,152
381,325	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	392,152
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	4,046,807
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,953,159
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,153,983
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,589,765

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	$909,293
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	221,821
3,185,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,326,615
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,634,168
74,755		Waterford 3 Funding Corp., 8.090%, 01/02/2017	74,679
		TOTAL	41,357,383
		Utility - Natural Gas—1.3%
195,000		Atmos Energy Corp., 8.500%, 03/15/2019	227,502
3,080,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	3,159,991
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,634,619
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,620,433
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.500%, 11/30/2016	405,750
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,863,523
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,696,296
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,253,330
		TOTAL	15,861,444
		TOTAL CORPORATE BONDS (IDENTIFIED COST $794,432,269)	856,225,757
		MORTGAGE-BACKED SECURITIES—0.0%
1,452		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	1,649
1,619		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	1,845
474		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	543
1,251		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	1,443
126		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	129
2,383		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	2,802
1,927		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,246
15,813		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	18,227
8,391		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	9,651
2,085		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	2,484
942		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,116
3,347		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	3,835
112		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	112
2,116		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	2,382
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,076)	48,464
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042	4,344,335
1,765,000		Tampa, FL Sports Authority, 8.02% (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,112,370
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,507,945)	6,456,705
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[3,5]	MLR Petroleum LLC (IDENTIFIED COST $9,520)	614
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,300

Principal Amount or Shares		Value
	PREFERRED STOCKS—continued
	Financial Institution - REIT - Other—0.5%
80,000	ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	$5,600,000
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,601,300
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$201,340	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $197,480)	219,185
	INVESTMENT COMPANIES—28.7%[7]
18,382,381	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[8]	18,382,381
53,228,833	High Yield Bond Portfolio	336,406,228
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $443,603,629)	354,788,609
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $1,248,778,209)[9]	1,223,340,634
	OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	13,258,489
	TOTAL NET ASSETS—100%	$1,236,599,123
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes 10-Year Short Futures	100	$13,092,188	December 2016	$33,377
The average notional value of short futures contracts held by the Fund throughout the period was $22,543,359. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $136,383,677, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $131,620,404, which represented 10.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$2,800,000	$3,074,887
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$3,485,643	$1,688,386
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.

Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	10,320,813	56,722,662	67,043,475
Purchases/Additions	146,978,220	1,938,469	148,916,689
Sales/Reductions	(138,916,652)	(5,432,298)	(144,348,950)
Balance of Shares Held 8/31/2016	18,382,381	53,228,833	71,611,214
Value	$18,382,381	$336,406,228	$354,788,609
Dividend Income	$21,977	$16,714,003	$16,735,980
8	7-day net yield.
9	At August 31, 2016, the cost of investments for federal tax purposes was $1,248,778,209. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $25,437,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,660,993 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,098,568.
10	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$—	$—	$614	$614
Preferred Stocks
Domestic	5,600,000	—	1,300	5,601,300
Debt Securities:
Corporate Bonds	—	854,537,371	1,688,386	856,225,757
Mortgage-backed Securities	—	48,464	—	48,464
Municipal Bonds	—	6,456,705	—	6,456,705
Collateralized Mortgage Obligations	—	219,185	—	219,185
Investment Companies[1]	18,382,381	—	—	354,788,609
TOTAL SECURITIES	$23,982,381	$861,261,725	$1,690,300	$1,223,340,634
Other Financial Instruments[2]
Assets	$33,377	$—	$—	$33,377
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$33,377	$—	$—	$33,377
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $336,406,228 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016